Note 16 - Share-based Compensation - Summary of Restricted Stock Activity (Details) - Restricted Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Outstanding, shares (in shares)	389,110
Outstanding, weighted average award price (in dollars per share)	$ 34.31
Outstanding, weighted average remaining contractual term (Year)	1 year 10 months 24 days	2 years 7 months 6 days
Granted, shares (in shares)	128,462
Granted, weighted average award price (in dollars per share)	$ 76.66
Vested, shares (in shares)	(151,620)
Vested, weighted average award price (in dollars per share)	$ 30.42
Forfeited, shares (in shares)	(11,587)
Forfeited, weighted average award price (in dollars per share)	$ 39.49
Outstanding, shares (in shares)	354,365	389,110
Outstanding, weighted average award price (in dollars per share)	$ 51.16	$ 34.31